Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to common shareholders	$ 196,563	$ 143,069	$ 123,975
Income from discontinued operations	12,476	1,386	7,596
Income from continuing operations	184,087	141,683	116,379
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	116,996	108,300	111,716
Deferred income taxes	77,563	72,110	70,229
Provision for doubtful accounts	4,805	4,854	4,156
Stock-based compensation	5,550	3,852	3,871
Gain on sale of utility system		(5,058)
Gain on sale of other assets	(1,090)	(649)	(2,547)
Net increase in receivables, inventory and prepayments	(7,543)	(3,864)	(4,745)
Net increase (decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	13,641	421	(18,415)
(increase) Decrease in income tax receivable	(16,082)	33,600	(33,600)
Other	(442)	(3,208)	(2,327)
Operating cash flows from continuing operations	377,485	352,041	244,717
Operating cash flows (used in) from discontinued operations, net	(9,078)	14,806	18,375
Net cash flows from operating activities	368,407	366,847	263,092
Cash flows from investing activities:
Property, plant and equipment additions, including allowance for funds used during construction of $4,142, $7,150, and $4,831	(347,985)	(325,808)	(308,134)
Acquisitions of utility systems and other, net	(121,248)	(8,515)	(8,625)
Release of funds previously restricted for construction activity	67,498	46,330	92,984
Additions to funds restricted for construction activity	(2,165)	(149)	(145,157)
Net proceeds from the sale of utility system and other assets	3,819	13,404	4,605
Proceeds from note receivable		5,289	3,713
Investment in joint venture	(33,856)	(5,087)
Other	(1,512)	(946)	(6,304)
Investing cash flows used in continuing operations	(435,449)	(275,482)	(366,918)
Investing cash flows (used in) discontinued operations, net	70,774	(9,422)	(16,534)
Net cash flows used in investing activities	(364,675)	(284,904)	(383,452)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	7,033	3,558	6,568
Repayments of customers' advances	(6,064)	(3,686)	(7,545)
Net proceeds (repayments) of short-term debt	(27,388)	18,103	62,237
Proceeds from long-term debt	300,109	52,513	272,754
Repayments of long-term debt	(202,203)	(96,072)	(160,750)
Change in cash overdraft position	(10,929)	14,503	(6,976)
Proceeds from issuing common stock	13,190	12,607	12,530
Proceeds from exercised stock options	14,598	6,603	5,678
Stock-based compensation windfall tax benefits			386
Repurchase of common stock	(1,464)	(1,163)	(770)
Dividends paid on common stock	(93,423)	(87,133)	(80,907)
Financing cash flows from (used in) continuing operations	(6,541)	(80,167)	103,205
Financing cash flows from discontinued operations, net	126	494	1,220
Net cash flows from (used in) financing activities	(6,415)	(79,673)	104,425
Net (decrease) increase in cash and cash equivalents	(2,683)	2,270	(15,935)
Cash and cash equivalents at beginning of period	8,204	5,934	21,869
Cash and cash equivalents at end of period	5,521	8,204	5,934
Cash paid during the year for:
Interest, net of amounts capitalized	74,152	71,640	68,942
Income taxes	$ 9,319	$ 5,431	$ 49,800